Deposits, Prepayments and Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory

	As of December 31,
	2021	2022
	US$	US$
Other prepayments	1,554	624
Deferred share issue costs (note)	2,255	—
Prepayments for other expense (note)	443	—
Value-Added Tax recoverable	449	547
Deposits	120	5
Payment in advance to suppliers	6	—

	4,827	1,176

Note:	The deferred share issue costs and prepayments for other expense were related to a public offering application pursuing in other capital market which has been suspended in 2022.